SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION
Schedule of information on reportable segments and reconciliation to consolidated operating income

        Information on reportable segments and reconciliation to consolidated operating income is presented below (in thousands):

	Year Ended December 31,
	2015	2014	2013
Exchange and Rental
Member and other revenue	$356,649	$352,513	$365,007
Rental management revenue	50,384	48,148	29,956
Pass-through revenues	94,311	82,729	47,426

Total revenues	501,344	483,390	442,389
Cost of sales	194,999	183,868	145,562

Gross profit	306,345	299,522	296,827
Selling and marketing expense	58,588	58,020	53,100
General and administrative expense	103,325	102,796	93,903
Amortization expense of intangibles	8,578	7,058	5,126
Depreciation expense	15,688	14,683	14,134

Segment operating income	$120,166	$116,965	$130,564

	Year Ended December 31,
	2015	2014	2013
Vacation Ownership
Management fee revenue	$99,566	$92,017	$41,595
Vacation ownership sales and financing revenue	39,041	9,478	—
Pass-through revenue	57,485	29,488	17,231

Total revenue	196,092	130,983	58,826
Cost of sales	121,762	80,613	33,948

Gross profit	74,330	50,370	24,878
Selling and marketing expense	12,449	3,595	622
General and administrative expense	46,766	30,374	18,671
Amortization expense of intangibles	5,376	5,243	3,007
Depreciation expense	1,761	1,029	397

Segment operating income	$7,978	$10,129	$2,181

	Year Ended December 31,
	2015	2014	2013
Consolidated
Revenue	$697,436	$614,373	$501,215
Cost of sales	316,761	264,481	179,510

Gross profit	380,675	349,892	321,705
Direct segment operating expenses	252,531	222,798	188,960

Operating income	$128,144	$127,094	$132,745

Schedule of financial information by reportable segment

        Selected financial information by reportable segment is presented below (in thousands):

	December 31,
	2015	2014
Total Assets:
Exchange and Rental	$905,021	$928,081
Vacation Ownership	374,086	395,921

Total	$1,279,107	$1,324,002

Schedule of capital expenditures by reporting segment

        Selected financial information by reportable segment is presented below (in thousands):

	Year Ended December 31,
	2015	2014	2013
Capital expenditures
Exchange and Rental	$16,046	$18,008	$14,361
Vacation Ownership	4,251	1,079	339

Total	$20,297	$19,087	$14,700

Schedule of geographic information on revenue, based on sourcing, and long-lived assets, based on physical location

	Year Ended December 31,
	2015	2014	2013
Revenue:
United States	$577,052	$483,007	$404,886
Europe	68,237	73,119	34,306
All other countries(1)	52,147	58,247	62,023

Total	$697,436	$614,373	$501,215

(1)	Includes countries within the following continents: Africa, Asia, Australia, North America and South America.

	December 31,
	2015	2014
Long-lived assets (excluding goodwill and intangible assets):
United States	$86,813	$81,291
Europe	4,335	4,884
All other countries	334	426

Total	$91,482	$86,601